Goodwill (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross amount of goodwill
Balance at beginning of period	SFr 7,758	SFr 7,748
Foreign currency translation impact	(66)	10
Other	0	0
Balance at end of period	7,692	7,758	SFr 7,748
Accumulated impairment
Balance at beginning of period	4,890	4,867
Goodwill impairment	2,346	23	976
Balance at end of period	7,236	4,890	4,867
Net book value
Net book value	456	2,868
Operating Segments | Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,281	1,300
Foreign currency translation impact	(10)	4
Other	0	(23)
Balance at end of period	1,271	1,281	1,300
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	1,271	0
Balance at end of period	1,271	0	0
Net book value
Net book value	0	1,281
Operating Segments | Swiss Bank
Gross amount of goodwill
Balance at beginning of period	481	480
Foreign currency translation impact	(25)	1
Other	0	0
Balance at end of period	456	481	480
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	0	0
Balance at end of period	0	0	0
Net book value
Net book value	456	481
Operating Segments | Asset Management
Gross amount of goodwill
Balance at beginning of period	1,106	1,101
Foreign currency translation impact	(31)	5
Other	(30)	0
Balance at end of period	1,045	1,106	1,101
Accumulated impairment
Balance at beginning of period	0	0
Goodwill impairment	1,045	0
Balance at end of period	1,045	0	0
Net book value
Net book value	0	1,106
Operating Segments | Non-core Legacy
Gross amount of goodwill
Balance at beginning of period	4,890	4,867
Foreign currency translation impact	0	0
Other	30	23
Balance at end of period	4,920	4,890	4,867
Accumulated impairment
Balance at beginning of period	4,890	4,867
Goodwill impairment	30	23
Balance at end of period	4,920	4,890	SFr 4,867
Net book value
Net book value	0	SFr 0
Operating Segments | Strategic Resolution Unit (old)
Gross amount of goodwill
Balance at end of period	12
Adjustments | Wealth Management
Accumulated impairment
Goodwill impairment	23
Adjustments | Asset Management
Accumulated impairment
Goodwill impairment	SFr 6